Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Short-term leases	$ 918	$ 1,265	$ 2,035
Cash outflow for leases	6,324	5,123	6,279
Additions to right-of-use assets	2,076	11,274	1,030
Additions to lease liabilities	$ 2,062	$ 10,158	$ 1,057